Business Developments (Narrative) (Detail) ¥ / shares in Units, Rp / shares in Units, ¥ in Millions, Rp in Billions										11 Months Ended	12 Months Ended
	Nov. 18, 2019 JPY (¥)	Aug. 02, 2019 JPY (¥) Subsidiaries	Apr. 29, 2019 JPY (¥) ¥ / shares	Apr. 29, 2019 IDR (Rp)	Apr. 28, 2019 JPY (¥)	Aug. 03, 2018 JPY (¥)	Aug. 03, 2018 IDR (Rp) shares Rp / shares	Dec. 29, 2017 JPY (¥)	Dec. 29, 2017 IDR (Rp) shares step Rp / shares	Mar. 31, 2020 JPY (¥)	Mar. 31, 2022 JPY (¥) Offices	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)	Feb. 18, 2020 JPY (¥)	May 01, 2019	Apr. 29, 2019 Rp / shares	Aug. 03, 2018 shares ¥ / shares	Dec. 29, 2017 shares step ¥ / shares	Dec. 26, 2017
Business Developments [Line Items]
Goodwill										¥ 517,626	¥ 303,611	¥ 370,852	¥ 517,626
Remeasurement profits											0	0	41,218
Goodwill purchase accounting adjustments												1,105
Impairment of assets held for sale											134,141	0	0
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Business Developments [Line Items]
Impairment of assets held for sale											134,141
Loss from discontinued operation before income tax											¥ 11,385	¥ 52,021	80,479
Customer relationships
Business Developments [Line Items]
Weighted average amortization period, in years											6 years	21 years
Bank Danamon
Business Developments [Line Items]
Final expected equity interest																			73.80%
Number of offices in Indonesia | Offices											900
Number of steps | step									3									3
Voting interests acquired									19.90%									19.90%
Price per share paid (in IDR/Yen per share) | (per share)			¥ 77				Rp 8,921		Rp 8,323							Rp 9,590	¥ 69	¥ 70
Investment amount paid			¥ 397,000	Rp 50,000		¥ 132,300	Rp 17,187	¥ 133,000	Rp 15,875
Price book-value ratio | shares							2.0		2.0								2.0	2.0
Additional equity interests acquired, in percentage			54.00%	54.00%		20.10%	20.10%
Equity interest in acquiree, including subsequent acquisition,			94.00%				40.00%								94.10%		40.00%
Goodwill			¥ 254,271
Intangible assets			146,899
Noncontrolling interests, recorded on acquisition			¥ 51,314
Equity interest remeasured to fair value					¥ 271,830
Remeasurement profits												¥ 41,218
Acquisition-related costs													869
Revenue of acquiree since acquisition date										119,331
Loss of acquiree since acquisition date										4,553
Exchange rate of IDR			0.0080				0.0077		0.0084								0.0077	0.0084
Weighted average amortization period, in years			10 years 1 month 6 days	10 years 1 month 6 days
Total assets			¥ 1,728,480
Total liabilities			1,242,115
Bank Danamon | Customer relationships
Business Developments [Line Items]
Intangible assets			¥ 79,552
Weighted average amortization period, in years			13 years 2 months 12 days	13 years 2 months 12 days
Bank Danamon | Estimated fair value
Business Developments [Line Items]
Loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality			¥ 1,068,906
Gross contractual amounts receivable for loans			1,082,422
Gross contractual amounts receivable for loans not expected to be collected			¥ 34,363
PT Bank Nusantara Parahyangan
Business Developments [Line Items]
Price per share paid (in IDR/Yen per share) | (per share)			¥ 33													Rp 4,088
Investment amount paid			¥ 24,100	Rp 3,000
Additional equity interests acquired, in percentage			92.10%	92.10%
Equity interest in acquiree, including subsequent acquisition,			99.90%
Exchange rate of IDR			0.0080
Colonial First State Group Limited
Business Developments [Line Items]
Voting interests acquired		100.00%
Goodwill		¥ 177,065
Intangible assets		¥ 105,973
Acquisition-related costs													3,775
Number of subsidiaries acquired | Subsidiaries		9
Payment in cash		¥ 312,225
Weighted average amortization period, in years		18 years 8 months 12 days
Colonial First State Group Limited | First sentier investors
Business Developments [Line Items]
Revenue of acquiree since acquisition date													38,508
Loss of acquiree since acquisition date													734
Colonial First State Group Limited | Customer relationships
Business Developments [Line Items]
Intangible assets		¥ 100,862
Weighted average amortization period, in years		18 years
Colonial First State Group Limited | Estimated fair value
Business Developments [Line Items]
Intangible assets										105,973			105,973
Total assets										197,867			197,867
Cash and bank deposits										42,019			42,019
Total liabilities										68,519			68,519
Accrued bonuses										¥ 18,769			¥ 18,769
DVB Bank SE finance division
Business Developments [Line Items]
Goodwill	¥ 32,591
Payment in cash	¥ 555,000
Total assets														¥ 522,797
Total liabilities														¥ 138